Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Academy Veteran Bond ETF
Shareholder Report [Line Items]
Fund Name	Academy Veteran Bond ETF
Class Name	Academy Veteran Bond ETF
Trading Symbol	VETZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Academy Veteran Bond ETF (the "Fund") for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.academyetfs.com. You can also request this information by contacting us at (866) 631-0504 or by writing the Fund at Academy Veteran Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred after the reporting period.
Additional Information Phone Number	(866) 631-0504
Additional Information Website	www.academyetfs.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Academy Veteran Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

The Fund is an actively-managed, exchange-traded fund that invests in high-quality mortgage-backed securities (MBS) and asset-backed securities (ABS) designed to provide broad portfolio diversification with minimal corporate credit risk. By leveraging loan-level analysis and quantitative modeling, the Fund seeks to outperform the Bloomberg U.S. Mortgage-Backed Securities Index by identifying and investing in undervalued assets with favorable borrower behavior. For the fiscal year ended July 31, 2025, the Fund returned 4.03% net of fees, outperforming the Bloomberg U.S. Mortgage-Backed Securities Index, which posted a return of 3.36%. During the same period, the Bloomberg U.S. Aggregate Index returned 3.38%. Since the Fund's inception (August 1, 2023) through July 31, 2025, the Fund had an annualized return of 4.78% net of fees, outperforming the Bloomberg U.S. Mortgage-Backed Securities Index, which posted a return of 4.47%. During the same period, the Bloomberg U.S. Aggregate Index returned 4.53%.

What Factors Influenced Performance?

Active security selection within the agency MBS and ABS markets contributed positively to the Fund's relative performance during the fiscal year. Lower coupon bonds, which are more sensitive to interest rate fluctuations, generally fared better during the period.

Several factors influenced the performance of U.S. agency MBS over the past year. Interest rate volatility, fueled by uncertainty surrounding the Federal Reserve's monetary policies, changes in long-term interest rates, and tighter mortgage spreads weighed on MBS valuations. Throughout the year, the Federal Reserve lowered its policy rate by a total of 100 basis points, while the yield on 10-year U.S. Treasuries saw a modest increase from 4.03% to 4.37%. This rise in yields negatively impacted MBS price returns. Option-Adjusted Spreads (OAS) on the Bloomberg U.S. Mortgage-Backed Securities Index narrowed by 4 basis points (bps) to 40 bps, as market participants navigated the outlook for interest rates. Additionally, spreads on small business loan asset-backed securities tightened by 10 bps due to heightened demand. Tighter spreads in MBS and ABS had a positive impact on price returns. Mortgage rates have stabilized, with the national average for a 30-year fixed-rate mortgage essentially flat at 6.72%. Mortgage refinancing remained subdued for most of the year due to the high-rate environment. Housing activity remains low due to high mortgage rates and overall affordability challenges. Limited housing supply continued to drive national home prices higher, with the S&P CoreLogic Case-Shiller U.S. National Home Price Index rising 2.3% year over year as of May 31, 2025.

Positioning (as of July 31, 2025)

Top Contributors to Performance	Top Detractors to Performance
Ginnie Mae II Pool CN0347 I 3.00% I 9/20/2052	Ginnie Mae II Pool BS8912 I 3.00% I 2/20/2050
Ginnie Mae II Pool CK2586 I 3.00% I 4/20/2052	Ginnie Mae II Pool BX2636 I 2.50% I 10/20/2050
Ginnie Mae II Pool CV7142 I 4.50% I 7/20/2050	Ginnie Mae II Pool MA8782 I 2.00% I 12/20/2051
Ginnie Mae II Pool CQ2299 I 3.00% I 11/20/2052	Ginnie Mae II Pool MA8860 I 2.00% I 8/20/2052
Ginnie Mae II Pool CO5999 I 3.00% I 9/20/2052	Ginnie Mae II Pool 785510 I 2.50% I 1/20/2051
Ginnie Mae II Pool 787240 I 5.00% I 1/20/2054	Ginnie Mae II Pool MA8417 I 4.00% I 11/20/2052
Ginnie Mae II Pool MA9093 I 5.00% I 8/20/2053	Ginnie Mae II Pool MA8783 I 2.50% I 3/20/2052
Ginnie MaeII Pool MA9710 I 4.50% I 5/20/2054	Ginnie Mae II Pool BZ0238 I 2.50% I 3/20/2051
Ginnie Mae II Pool CD4331 I 2.00% I 4/20/2051	Ginnie Mae II Pool MA8712 I 4.00% I 3/20/2053
Ginnie Mae II Pool CV6338 I 5.50% I 7/20/2053	Ginnie Mae II Pool MA9481 I 2.00% I 1/20/2054

Impact

The Fund seeks to positively impact active duty service members and veterans. As of the fiscal year end, the Fund held 1,084 veteran loans resulting in $6.2 million in savings to these individuals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended July 31, 2025	One Year	Since Inception (8/1/2023)
Academy Veteran Bond ETF	4.03%	4.78%
Bloomberg U.S. Aggregate Bond Index	3.38%	4.53%
Bloomberg U.S. Mortgage-Backed Securities Index	3.36%	4.47%

Performance Inception Date	Aug. 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 04, 2025
Updated Performance Information Location [Text Block]	Visit www.academyetfs.com for more recent performance information.
Net Assets	$ 79,437,000
Holdings Count | Holdings	111
Advisory Fees Paid, Amount	$ 260,289
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$79,437
Number of Holdings	111
Total Advisory Fee Paid	$260,289
Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Issuers	(% of Total Net Assets)
Ginnie Mae II Pool	80.9
Small Business Administration Pools	15.7
First American Government Obligations Fund	2.0
Ginnie Mae I Pool	0.9

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus, which is available at www.academyetfs.com or upon request by calling (866) 631-0504.

Effective September 4, 2025, the Fund's name changed from "Academy Veteran Impact ETF" to "Academy Veteran Bond ETF." There are no changes to the Fund's investment objective or portfolio management as a result of the name change.

Material Fund Change Name [Text Block]	Effective September 4, 2025, the Fund's name changed from "Academy Veteran Impact ETF" to "Academy Veteran Bond ETF." There are no changes to the Fund's investment objective or portfolio management as a result of the name change.
Updated Prospectus Phone Number	(866) 631-0504
Updated Prospectus Web Address	www.academyetfs.com